Segmented disclosure	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented disclosure [Text Block]

18) Segmented disclosure

The Company has six operating segments: sales & trading, mine properties, corporate, exploration and evaluation properties ("E&E properties") (included as part of inter-segment transactions & other), Largo Clean Energy and Largo Physical Vanadium. Corporate includes the corporate team that provides administrative, technical, financial and other support to all of the Company's business units, as well as being part of the Company's sales structure.

						Inter-
				Largo	Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2022
Revenues	$198,767	$185,434	$162,506	$-	$-	$(317,456)		$229,251

Operating costs	(195,591)	(142,945)	(156,737)	-	-	325,554		(169,719)
Professional, consulting and management fees	(1,832)	(4,969)	(6,705)	(10,044)	(1,727)	-		(25,277)
Foreign exchange (loss) gain	(107)	1,091	100	2	498	-		1,584
Other general and administrative expenses	(525)	(6,497)	(1,830)	(4,743)	(265)	(459	) [1]	(14,319)
Share-based payments	-	-	(2,372)	-	-	-		(2,372)
Finance costs	(36)	(1,394)	(16)	(79)	(40)	(23	) [1]	(1,588)
Interest income	-	596	351	-	162	-		1,109
Technology start-up costs	-	-	-	(11,956)	-	(739	) [1]	(12,695)
Exploration and evaluation costs	-	(1,928)	-	-	-	(7	) [2]	(1,935)
	(198,091)	(156,046)	(167,209)	(26,820)	(1,372)	324,326		(225,212)
Net income (loss) before tax	676	29,388	(4,703)	(26,820)	(1,372)	6,870		4,039
Income tax expense	(71)	(7,617)	-	-	-	-		(7,688)
Deferred income tax recovery (expense)	(31)	1,773	(319)	-	-	-		1,423
Net income (loss)	$574	$23,544	$(5,022)	$(26,820)	$(1,372)	$6,870		$(2,226)
Revenues (after inter-segment eliminations)	$198,274	$30,663	$314	$-	$-	$-		$229,251
At December 31, 2022
Total non-current assets	$934	$148,508	$20,525	$12,389	$15,344	$3,906		$201,606
Total assets	$73,874	$250,926	$90,770	$15,941	$27,086	$(102,847)[3]		$355,750
Total liabilities	$56,566	$72,842	$53,373	$5,092	$374	$(107,051)[4]		$81,196

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment.

2. Amount relating to E&E properties.

3. Inter-segment transaction elimination of $(106,773) partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total assets of $3,924 and E&E properties total assets of $2.

4. Inter-segment transaction elimination of $(107,225) partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total liabilities of $174.

					Inter-
				Largo	segment
	Sales &	Mine		Clean	transactions
	trading	properties	Corporate	Energy	& other		Total
Year ended December 31, 2021
Revenues	$163,105	$161,790	$135,309	$-	$(261,924)		$198,280
Operating costs	(153,387)	(110,184)	(130,165)	-	260,726		(133,010)
Professional, consulting and management fees	(1,642)	(4,162)	(7,036)	(5,081)	(1	) [2]	(17,922)
Foreign exchange (loss) gain	(161)	574	207	(10)	-		610
Other general and administrative expenses	(414)	(1,500)	(2,358)	(2,029)	(103	) [3]	(6,404)
Share-based payments	-	-	(3,135)	-	-		(3,135)
Finance costs	(32)	(1,022)	(13)	(62)	(6	) [1]	(1,135)
Technology start-up costs	-	-	-	(3,121)	(714	) [1]	(3,835)
Interest income	-	275	128	-	-		403
Exploration and evaluation costs	-	(2,078)	-	-	(15	) [2]	(2,093)
	(155,636)	(118,097)	(142,372)	(10,303)	259,887		(166,521)
Net income (loss) before tax	7,469	43,693	(7,063)	(10,303)	(2,037)		31,759
Income tax expense	(74)	(5,356)	-	-	-		(5,430)

Deferred income tax (expense) recovery	955	(4,388)	(325)	-	-		(3,758)
Net income (loss)	$8,350	$33,949	$(7,388)	$(10,303)	$(2,037)		$22,571
Revenues (after inter-segment eliminations)	$160,535	$33,705	$4,040	$-	$-		$198,280
At December 31, 2021
Total non-current assets	$961	$123,783	$18,303	$10,884	$-		$153,931
Total assets	$56,631	$191,086	$111,703	$18,084	$(63,595)[4]		$313,909
Total liabilities	$39,907	$34,604	$21,467	$6,488	$(54,254)[5]		$48,212

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment.

2. Amount relating to E&E properties.

3. $100 relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment, and $3 relating to E&E properties.

4. Inter-segment transaction elimination of $63,711 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total assets of $114 and E&E properties total assets of $2.

5. Inter-segment transaction elimination of $54,327 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total liabilities of $73.

In the year ended December 31, 2022, the Company's revenues are from transactions with multiple customers, including one customer in the Sales & trading segment who represented more than 10% (and less than 15%) of revenues during that period. In the year ended December 31, 2021, the Company's revenues are from transactions with three customers who each represented more than 10% of revenues during that period.